Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Portfolio loans (including fees)	$ 76,276	$ 93,239	$ 116,462
Loans held for sale	41	58	165
Taxable investment securities	155	158	291
Federal funds sold	0	1	7
Other	1,154	1,264	1,672
Total interest income	77,626	94,720	118,597
Interest expense:
Deposits	12,953	22,312	38,445
Debt obligations and other	6,796	11,910	15,524
Total interest expense	19,749	34,222	53,969
Net interest income	57,877	60,498	64,628
Provision for loan losses-Note E	1,452	35,630	142,237
Net interest income (deficiency) after provision for loan losses	56,425	24,868	(77,609)
Noninterest income:
Service charges on deposit accounts	2,543	2,704	2,972
Trust and wealth-management revenue	2,958	3,246	4,200
Fees from origination of non-portfolio residential mortgage loans	630	464	972
Gain on sale of government-guaranteed loans	362	1,126	585
Gain on debt extinguishment-Notes J and K	0	16,861	1,255
Realized losses on sale of investment securities available for sale	(1)	(10)	(351)
Other	10,410	15,612	11,343
Total noninterest income	16,902	40,003	20,976
Noninterest expense:
Salaries and employee benefits	41,338	46,764	55,095
Occupancy	9,524	9,522	11,612
Equipment rent, depreciation and maintenance	5,465	7,198	8,368
Costs associated with foreclosed properties and other real estate owned	17,000	28,336	38,303
FDIC insurance premiums and other regulatory fees	6,264	8,756	12,989
Goodwill impairment-Note H	0	0	55,808
Other	18,377	20,599	24,908
Total noninterest expense	97,968	121,175	207,083
Loss before reorganization items and income taxes	(24,641)	(56,304)	(263,716)
Reorganization items-Note C	2,956	0	0
Loss before income tax benefit	(27,597)	(56,304)	(263,716)
Income tax benefit-Note O	(152)	(3,333)	(7,108)
Loss from continuing operations	(27,445)	(52,971)	(256,608)
Discontinued operations-Note M:
Loss from operations of bank subsidiaries sold	(26)	(2,126)	(4,372)
Gain on sale of bank subsidiaries	143	5,495	15,784
Less income tax expense-Note O	97	2,324	9,168
Loss from discontinued operations	20	1,045	2,244
NET LOSS	(27,425)	(51,926)	(254,364)
Net losses attributable to noncontrolling interests in consolidated subsidiaries	1,951	6,499	29,149
NET LOSS ATTRIBUTABLE TO CAPITOL BANCORP LIMITED	$ (25,474)	$ (45,427)	$ (225,215)
NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED-Note P:	$ (0.62)	$ (1.17)	$ (11.16)